INCOME TAXES - Provision (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
Canada	CAD 45	CAD 104	CAD 27
Foreign	92	42	16
Total	137	146	43
Deferred
Canada	33	307	239
Foreign	(135)	377	323
Total	(102)	684	562
Total Income Tax Expense/(Recovery)	CAD 35	CAD 830	CAD 605